Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans, past due	$ 6,508	$ 4,802
Loans, current	358,734	244,965
Loans	365,242	249,767
Loans > 90 days and accruing	453	190
The 30 to 89 Days Delinquent [Member]
Loans, past due	5,884	4,440
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	624	362
Real Estate Portfolio Segment [Member]
Loans	210,838	204,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans, past due	993	1,371
Loans, current	6,535	4,927
Loans	7,528	6,298
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	822	1,199
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	171	172
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans, past due	255	1,069
Loans, current	38,629	38,828
Loans	38,884	39,897
Loans > 90 days and accruing	66
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	189	1,069
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	66
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans, past due	1,947
Loans, current	22,096	22,233
Loans	24,043	22,233
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	1,947
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans, past due	956	1,176
Loans, current	130,864	118,147
Loans	131,820	119,323
Loans > 90 days and accruing	387	190
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	569	986
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	387	190
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, past due	1,783	1,120
Loans, current	2,992	11,403
Loans	4,775	12,523
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	1,783	1,120
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, past due
Loans, current	3,788	3,726
Loans	3,788	3,726
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due
Commercial Portfolio Segment [Member]
Loans, past due	574	66
Loans, current	153,813	45,679
Loans	154,387	45,745
Loans > 90 days and accruing
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	574	66
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due
Consumer Portfolio Segment [Member]
Loans, past due
Loans, current	17	22
Loans	17	22
Loans > 90 days and accruing
Consumer Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due